VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—78.3%
Auto Manufacturers—2.2%
Ford Motor Co. 0.000%, 3/15/26	$ 2,770	$ 2,527
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,650	902
Rivian Automotive, Inc.
144A 4.625%, 3/15/29(1)	2,055	2,161
144A 3.625%, 10/15/30(1)(2)(3)	1,225	1,112
		6,702

Automotive Parts & Equipment—0.5%
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	2,505	1,452
Banks—2.1%
Barclays Bank plc 0.000%, 2/18/25	3,375	3,478
BofA Finance LLC 0.600%, 5/25/27	2,755	2,841
		6,319

Biotechnology—2.1%
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,390	1,314
2.250%, 2/1/29	1,165	852
Insmed, Inc.
1.750%, 1/15/25	1,940	1,913
0.750%, 6/1/28	1,100	1,058
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,465	1,248
		6,385

Commercial Services—5.0%
Affirm Holdings, Inc. 0.000%, 11/15/26(4)	6,255	4,460
Block, Inc. 0.125%, 3/1/25	4,965	4,573
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(4)	3,370	2,676
Shift4 Payments, Inc. 0.500%, 8/1/27	3,210	2,507
Stride, Inc. 1.125%, 9/1/27(2)(3)	970	1,146
		15,362

Computers—5.9%
CyberArk Software Ltd. 0.000%, 11/15/24	795	909
Lumentum Holdings, Inc.
0.250%, 3/15/24	1,565	1,528
144A 1.500%, 12/15/29(1)	1,760	1,457
Parsons Corp. 0.250%, 8/15/25	2,500	3,260
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	4,965	5,146
Varonis Systems, Inc. 1.250%, 8/15/25	2,125	2,631
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 2,700	$ 3,289
		18,220

Electric Utilities—3.4%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	4,040	3,923
Southern Co. (The) 144A 3.875%, 12/15/25(1)	6,635	6,509
		10,432

Electronics—1.2%
Advanced Energy Industries, Inc. 144A 2.500%, 9/15/28(1)	2,615	2,415
Vishay Intertechnology, Inc. 144A 2.250%, 9/15/30(1)	1,225	1,121
		3,536

Energy-Alternate Sources—1.5%
Array Technologies, Inc. 1.000%, 12/1/28	1,895	1,822
Sunnova Energy International, Inc. 2.625%, 2/15/28	5,680	2,732
		4,554

Engineering & Construction—2.2%
Fluor Corp. 144A 1.125%, 8/15/29(1)	4,410	4,238
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	2,360	2,523
		6,761

Entertainment—5.8%
DraftKings Holdings, Inc. 0.000%, 3/15/28(4)	5,545	4,120
IMAX Corp. 0.500%, 4/1/26	4,095	3,708
Live Nation Entertainment, Inc.
2.000%, 2/15/25	4,170	4,191
144A 3.125%, 1/15/29(1)	1,745	1,752
Penn Entertainment, Inc. 2.750%, 5/15/26	795	871
Vail Resorts, Inc. 0.000%, 1/1/26(4)	3,525	3,065
		17,707

Environmental Services—1.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	3,065	2,965
Financial Services—1.7%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	3,640	3,073
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	$ 1,900	$ 2,094
		5,167

Health Care REITs—2.4%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	7,230	7,411
Healthcare-Products—2.6%
Alphatec Holdings, Inc. 0.750%, 8/1/26	2,210	1,877
Exact Sciences Corp. 0.375%, 3/15/27	3,595	3,123
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,365	1,497
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	745	826
Natera, Inc. 2.250%, 5/1/27	645	785
		8,108

Internet—8.5%
Booking Holdings, Inc. 0.750%, 5/1/25(2)(3)	1,385	2,110
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	1,835	1,483
Palo Alto Networks, Inc. 0.375%, 6/1/25	3,255	7,949
Uber Technologies, Inc. 0.000%, 12/15/25(2)(3)(4)	7,300	6,634
Wayfair, Inc.
1.125%, 11/1/24	2,345	2,185
1.000%, 8/15/26	3,025	2,272
3.250%, 9/15/27	755	723
Zillow Group, Inc. 2.750%, 5/15/25	2,835	2,746
		26,102

Leisure Time—2.1%
NCL Corp., Ltd. 1.125%, 2/15/27	4,745	3,677
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	1,285	1,309
6.000%, 8/15/25	800	1,460
		6,446

Media—5.0%
DISH Network Corp. 0.000%, 12/15/25(4)	1,620	988
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	8,045	7,980
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	2,390	2,598
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	3,805	3,814
		15,380

	Par Value	Value

Mining—0.3%
SSR Mining, Inc. 2.500%, 4/1/39	$ 1,000	$ 1,028
Miscellaneous Manufacturing—1.5%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	4,210	4,519
Oil, Gas & Consumable Fuels—2.2%
EQT Corp. 1.750%, 5/1/26	660	1,912
Northern Oil & Gas, Inc. 3.625%, 4/15/29	1,600	1,885
Permian Resources Operating LLC 3.250%, 4/1/28	340	835
Pioneer Natural Resources Co. 0.250%, 5/15/25	815	2,077
		6,709

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25(2)(3)	1,535	1,555
Pharmaceuticals—1.9%
Amphastar Pharmaceuticals, Inc. 144A 2.000%, 3/15/29(1)	2,220	2,161
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	1,235	1,086
Jazz Investments I Ltd. 2.000%, 6/15/26	1,235	1,247
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,245	1,448
		5,942

Retail—0.6%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)(2)(3)	735	785
Shake Shack, Inc. 0.000%, 3/1/28(4)	1,545	1,124
		1,909

Semiconductors—2.8%
Impinj, Inc. 1.125%, 5/15/27	390	359
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,885	1,957
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	3,715	3,251
SMART Global Holdings, Inc. 2.000%, 2/1/29	365	319
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	1,010	1,073
Wolfspeed, Inc. 0.250%, 2/15/28	2,645	1,638
		8,597

Software—12.5%
Akamai Technologies, Inc. 0.125%, 5/1/25	4,990	5,775

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Software—continued
Bentley Systems, Inc. 0.125%, 1/15/26(2)(3)	$ 4,525	$ 4,288
BILL Holdings, Inc.
0.000%, 12/1/25	3,855	3,657
0.000%, 4/1/27(4)	820	652
Confluent, Inc. 0.000%, 1/15/27(4)	2,780	2,237
CSG Systems International, Inc. 144A 3.875%, 9/15/28(1)	740	686
Datadog, Inc. 0.125%, 6/15/25	845	930
HubSpot, Inc. 0.375%, 6/1/25	690	1,078
MicroStrategy, Inc. 0.750%, 12/15/25(2)(3)	2,240	2,791
MongoDB, Inc. 0.250%, 1/15/26	1,625	2,768
Nutanix, Inc. 0.250%, 10/1/27	880	787
Splunk, Inc.
1.125%, 9/15/25	2,125	2,282
1.125%, 6/15/27(2)(3)	2,595	2,452
Tyler Technologies, Inc. 0.250%, 3/15/26	4,560	4,328
Workiva, Inc. 144A 1.250%, 8/15/28(1)	3,955	3,577
		38,288

Transportation—0.8%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(1)(2)(3)	2,750	2,538
Total Convertible Bonds and Notes (Identified Cost $247,968)		240,094

Corporate Bonds and Notes—65.7%
Aerospace & Defense—2.3%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)(3)	2,295	2,126
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	3,495	3,393
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	1,635	1,588
		7,107

Auto Manufacturers—1.4%
Ford Motor Co.
9.625%, 4/22/30	2,205	2,459
7.450%, 7/16/31(2)(3)	1,700	1,715
		4,174

Automotive Parts & Equipment—3.2%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)(3)	2,160	2,102
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)(3)	1,280	1,206
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)(3)	3,010	2,964
	Par Value	Value

Automotive Parts & Equipment—continued
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	$ 1,270	$ 1,285
5.250%, 7/15/31(2)(3)	2,715	2,211
		9,768

Building Materials—1.4%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	2,445	2,238
Griffon Corp. 5.750%, 3/1/28	2,425	2,190
		4,428

Chemicals—0.5%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)(3)	1,885	1,594
Commercial Services—2.2%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)(3)	1,320	1,132
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)(3)	2,060	1,764
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,315	1,236
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)(3)	1,420	1,020
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	2,000	1,715
		6,867

Computers—2.2%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,390	1,112
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	2,515	2,163
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)(2)(3)	3,495	3,556
		6,831

Containers & Packaging—1.4%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	1,810	1,696
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	1,680	1,537
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,165	972
		4,205

Diversified REITS—1.5%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	2,335	2,262
144A 5.250%, 7/15/30(1)(2)(3)	2,820	2,448
		4,710

Electric Utilities—0.6%
PG&E Corp. 5.250%, 7/1/30	1,970	1,726

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$ 2,560	$ 2,544
Electronics—0.5%
Coherent Corp. 144A 5.000%, 12/15/29(1)	1,980	1,680
Entertainment—4.8%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)(3)	4,165	4,127
144A 7.000%, 2/15/30(1)	1,215	1,173
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,225	1,094
International Game Technology plc 144A 6.250%, 1/15/27(1)	1,185	1,155
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	1,730	1,686
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	2,720	1,790
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,915	1,868
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	2,105	1,834
		14,727

Environmental Services—0.9%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)(3)	3,145	2,753
Financial Services—2.4%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,400	1,237
144A 5.750%, 11/15/31(1)	730	608
Navient Corp.
6.750%, 6/15/26	2,340	2,217
9.375%, 7/25/30(2)(3)	1,175	1,107
OneMain Finance Corp. 9.000%, 1/15/29(2)(3)	1,180	1,148
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,205	993
		7,310

Food & Beverage—1.2%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	1,460	1,365
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	2,625	2,341
		3,706

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)(3)	3,285	2,796
Healthcare-Services—2.0%
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)(3)	1,750	1,702
	Par Value	Value

Healthcare-Services—continued
Tenet Healthcare Corp. 6.125%, 10/1/28(2)(3)	$ 4,830	$ 4,480
		6,182

Hotel & Resort REITs—1.1%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)	1,340	1,206
Service Properties Trust 7.500%, 9/15/25	2,360	2,293
		3,499

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29(2)(3)	1,750	1,610
Internet—2.3%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(3)	2,905	2,826
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,125	1,133
144A 7.500%, 9/15/27(1)	1,900	1,905
144A 6.250%, 1/15/28(1)(2)(3)	1,135	1,092
		6,956

Investment Companies—0.8%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,710	2,314
Iron & Steel—0.4%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	1,145	1,138
Leisure Time—2.3%
Carnival Corp. 144A 10.500%, 6/1/30(1)(2)(3)	2,180	2,212
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,820	1,803
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	195	206
144A 11.625%, 8/15/27(1)	2,545	2,760
		6,981

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)(3)	1,280	1,120
Machinery-Diversified—0.8%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,385	2,342
Media—6.3%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	2,445	2,238
144A 7.375%, 3/1/31(1)(2)(3)	3,045	2,878
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	1,855	1,625
DISH Network Corp. 144A 11.750%, 11/15/27(1)	2,305	2,283

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Media—continued
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	$ 2,620	$ 2,221
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	1,908
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)(3)	2,595	2,207
TEGNA, Inc. 5.000%, 9/15/29	1,415	1,185
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	3,075	2,723
		19,268

Mining—1.1%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)(3)	1,155	1,141
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	2,470	2,210
		3,351

Oil, Gas & Consumable Fuels—6.3%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	1,126	1,140
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)(3)	2,760	2,727
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,715	1,699
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,825	2,851
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)(3)	2,335	2,231
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)(3)	1,650	1,642
SM Energy Co. 6.500%, 7/15/28(2)(3)	2,360	2,272
USA Compression Partners LP 6.875%, 9/1/27	2,285	2,189
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,440	2,466
		19,217

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,153
Passenger Airlines—0.5%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,575	1,669
Personal Care Product—0.6%
Coty, Inc. 144A 6.500%, 4/15/26(1)	1,955	1,926
Pharmaceuticals—0.7%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	1,250	1,087
	Par Value	Value

Pharmaceuticals—continued
Organon & Co. 144A 5.125%, 4/30/31(1)	$ 1,535	$ 1,199
		2,286

Pipelines—3.0%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,405	1,276
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)(3)	3,155	3,052
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	1,160	1,138
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	2,150	2,099
NuStar Logistics LP 6.375%, 10/1/30(2)(3)	1,740	1,610
		9,175

Real Estate—0.5%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,990	1,428
Retail—1.7%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)(3)	1,175	1,088
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	2,350	2,244
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	2,265	1,855
		5,187

Semiconductors—1.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,170	1,139
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	2,375	2,173
		3,312

Software—1.4%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)(3)	1,100	1,086
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,690	1,669
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)(2)(3)	1,910	1,611
		4,366

Telecommunications—1.4%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	2,330	2,220
Hughes Satellite Systems Corp. 6.625%, 8/1/26	2,610	2,212
		4,432

Transportation—1.9%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,500	1,543
144A 5.500%, 5/1/28(1)	1,845	1,678

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Transportation—continued
XPO, Inc. 144A 7.125%, 6/1/31(1)	$ 2,575	$ 2,508
		5,729

Total Corporate Bonds and Notes (Identified Cost $215,186)		201,567

	Shares
Convertible Preferred Stocks—5.7%
Banks—2.9%
Wells Fargo & Co. Series L, 7.500%	8,380	8,852
Electric Utilities—0.6%
NextEra Energy, Inc., 6.926%(2)(3)	53,385	2,004
Financial Services—0.9%
Apollo Global Management, Inc., 6.750%	57,220	2,753
Machinery—1.3%
Chart Industries, Inc. Series B, 6.750%	30,980	1,523
RBC Bearings, Inc. Series A, 5.000%	23,510	2,473
		3,996

Total Convertible Preferred Stocks (Identified Cost $14,293)		17,605

Preferred Stock—0.4%
Entertainment—0.4%
LiveStyle, Inc. Series B (5)(6)(7)	12,300	1,045
Total Preferred Stock (Identified Cost $1,206)		1,045

Common Stocks—1.9%
Banks—1.9%
CCF Holdings LLC (5)(6)	7,808,320	5,153
CCF Holdings LLC Class M(5)(6)	879,959	581
		5,734

Consumer Finance—0.0%
Erickson, Inc.(5)(6)	8,295	128
Entertainment—0.0%
LiveStyle, Inc. (5)(6)(7)	90,407	—
Total Common Stocks (Identified Cost $30,173)		5,862

Warrants—0.2%
Banks—0.2%
CCF Holdings LLC, 4/1/24(5)(6)	1,455,681	568
	Shares	Value

Media—0.0%
Tenerity, Inc., 4/1/24(5)(6)(7)	15,602	$ —
Total Warrants (Identified Cost $3,080)		568

Equity-Linked Note—0.5%
Financial Services—0.5%
Goldman Sachs Finance Corp.(5)	1,785,000	1,582
Total Equity-Linked Note (Identified Cost $1,825)		1,582

Total Long-Term Investments—152.7% (Identified Cost $513,731)		468,323

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.242%)(8)	8,859,728	8,860
Total Short-Term Investment (Identified Cost $8,860)		8,860

Securities Lending Collateral—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.234%)(8)(9)	9,972,217	9,972
Total Securities Lending Collateral (Identified Cost $9,972)		9,972

TOTAL INVESTMENTS—158.8% (Identified Cost $532,563)		$487,155
Other assets and liabilities, net—(26.2)%		(80,422)
Preferred Shares—(32.6)%		(100,000)
NET ASSETS—100.0%		$306,733

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities amounted to a value of $251,368 or 82.0% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $42,489.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
(6)	Non-income producing.
(7)	Security is restricted from resale.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Canada	4
United Kingdom	2
Bermuda	2
Cayman Islands	2
Liberia	1
Total	100%
† % of total investments as of October 31, 2023.
The following table summarizes the value of the Fund’s investments as of October 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$240,094	$—	$240,094	$—
Corporate Bonds and Notes	201,567	—	201,567	—
Equity Securities:
Convertible Preferred Stocks	17,605	17,605	—	—
Preferred Stock	1,045	—	—	1,045
Common Stocks	5,862	—	—	5,862(1)
Warrants	568	—	—	568(1)
Equity-Linked Note	1,582	—	—	1,582
Money Market Mutual Fund	8,860	8,860	—	—
Securities Lending Collateral	9,972	9,972	—	—
Total Investments	$487,155	$36,437	$441,661	$9,057

(1)	Includes internally fair valued securities currently priced at zero ($0).

There were no transfers into or out of Level 3 related to securities held at October 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks	Common stocks	Warrants	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2023:	$13,284	$925	$5,596	$553(a)	$6,210
Accrued discount/(premium)	—(b)	—	—	—	—(b)
Net realized gain (loss)	(565)	—	—	—	(565)
Net change in unrealized appreciation (depreciation)(c)	37	120	266	15	(364)
Purchases	144	—	—	—	144
Sales(d)	(3,843)	—	—	—	(3,843)
Balance as of October 31, 2023	$ 9,057	$ 1,045	$ 5,862(a)	$ 568(a)	$ 1,582
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
(c) The change in unrealized appreciation (depreciation) on investments still held at October 31, 2023, was $37.
(d) Includes paydowns on securities.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2023:
Investments in Securities – Assets	Ending Balance at October 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$1,045	Discounted cash flows liquidation approach	Discount rate	28.04% (25.90% - 30.09%)

Common Stocks:
CCF Holdings LLC	$5,153	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$581	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

Erickson, Inc.	$128	Market and Company Comparables	EV Multiples	1.28x (0.60x - 3.17x)
				11.42x (10.81x - 14.53x)
				1.04x (0.49x - 1.94x)
			M&A Transaction Multiples	1.13x (0.62x - 1.74x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$568	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	45.63%

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.